Schedule II Supplementary Insurance Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs		$ 134,374	$ 118,319	$ 104,002
Deferred sales inducements		21,148	19,510	18,345	$ 18,745
Account balances and future policy benefit reserves		762,986	691,011	578,120
Unearned premiums		1,571	1,518	1,559
Policy and contract claims		4,157	2,787	1,528
Net premium and policy fees		68,870	61,716	50,733
Interest and similar income, net		27,387	28,859	29,635
Net benefits		87,099	145,472	(40,445)
Net change in deferred sales inducements	[1]	412	(1,579)	2,342
Net change in deferred acquisition costs	[2]	(8,165)	(15,064)	(6,163)
Other operating expenses		41,792	39,789	35,519
Annuity
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs		131,754	115,271	100,897
Deferred sales inducements		21,148	19,510	18,345
Account balances and future policy benefit reserves		738,333	670,265	561,358
Net premium and policy fees		65,603	58,728	47,281
Interest and similar income, net		25,378	27,293	28,562
Net benefits		81,285	140,536	(44,376)
Net change in deferred sales inducements	[1]	412	(1,579)	2,342
Net change in deferred acquisition costs	[2]	(8,687)	(15,088)	(6,440)
Other operating expenses		41,145	38,886	34,595
Other Investments
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs		2,620	3,048	3,105
Account balances and future policy benefit reserves		24,653	20,746	16,762
Unearned premiums		1,571	1,518	1,559
Policy and contract claims		4,157	2,787	1,528
Net premium and policy fees		3,267	2,988	3,452
Interest and similar income, net		2,009	1,566	1,073
Net benefits		5,814	4,936	3,931
Net change in deferred acquisition costs	[2]	522	24	277
Other operating expenses		$ 647	$ 903	$ 924

[1]	See note 8 for aggregate gross amortization of deferred sales inducements.
[2]	See note 7 for aggregate gross amortization of deferred acquisition costs.